MORGAN STANLEY DEAN WITTER EQUITY FUND                    Two World Trade Center

LETTER TO THE SHAREHOLDERS November 30, 2000            New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended November 30, 2000, evidence grew that the domestic economy is slowing. One of the clearest dynamics under way is an inventory cycle developing in the manufacturing sector. Inventories grew in October, and retail sales and capital equipment orders have been weak in the interim. These factors suggest that further unwanted inventory building has occurred. Recently, while acknowledging this slowing of activity, the Federal Reserve chairman continued to reassert his confidence in the fundamental health of the U.S. economy. Expectations that growth in productivity will not abate, keep alive the likelihood that the economy's internal stabilizing mechanisms will end the slowing growth. Interest rates have already fallen, and the combination of slower demand and enlarged supply should reduce energy costs in 2001.

The stock market, as measured by the Standard & Poor's 500 Index (S&P 500)* declined 6.92 percent during the six-month period under review. The index's return was dominated by the sharp decline in the prices of many technology sector stocks and resurgent demand for low-price-multiple securities. Among technology stocks, the price to earnings ratios fell as earnings disappointments reverberated throughout the sector. Concurrently, low-price-multiple stocks flourished on a relative basis. For the last five months of the period, only the lowest price-earnings quintile in the S&P 500 had a positive return. By the end of the period, the value sectors in the market had regained price parity with growth sectors for the first time since the growth surge of 1999.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended November 30, 2000, Morgan Stanley Dean Witter Equity Fund's Class A, B, C and D shares returned

---------------------
*The Standard & Poor's 500 Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER EQUITY FUND

-7.92 percent, -8.26 percent, -8.25 percent and -7.80 percent, respectively. During the same period, the S&P 500 returned -6.92 percent. The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions.

Effective execution of the defensive strategy announced in the Fund's annual letter to shareholders dated May 31, 2000, contributed positively to the performance of the Fund. According to Miller Anderson & Sherrerd, LLP (MAS), the Fund's sub-advisor, however, this strategy could not fully compensate for the market's radical rotation to the deepest discounted stocks, which created a stubborn investment headwind. Relative performance was limited as a result, with the greatest hurdles in low price/earnings securities such as utilities and food stocks.

As the economy slowed, MAS increased the Fund's exposure to defensive growth sector stocks such as health care, consumer staples and telephone services, which helped performance. The most beneficial health-care holdings were Healthsouth Corp., Warner-Lambert/Pfizer and Bristol-Myers Squibb. Strong results from Anheuser-Busch and Avon among staples were noted. SBC Communications added to the contribution from the defensive sectors. A paring down of energy positions reduced portfolio risk to falling oil prices, while a further reduction in technology positions also contributed positively to the performance of the portfolio.

According to MAS, the severity of the low price/earnings effect may be summarized with the following observation: for the calendar year-to-date period, the lowest price/earnings quintile in the S&P 500 earned a return exceeding that of the highest quintile by 54 percentage points. The portfolio's underweighting in electric utility stocks hurt its performance during the period. Electrics, a typical low price/earnings sector, have been among the strongest-returning stocks in the market. The portfolio has been underweighted in these stocks. The portfolio's return was limited to a lesser extent by poor selection among food group stocks.

LOOKING AHEAD

As we approach the end of 2000, the market has yet to complete its repricing process. The domestic economy is showing real signs of deceleration, making calibration of stock valuation more difficult. In the process, only stocks with low price/earnings ratios continued to reward investors. Valuation disparities remain in the marketplace, and it appears as if only disciplined approaches to finding them will be rewarded. MAS believes that the Fund has a unique advantage in being able to position itself for any type of market. It is style balanced (between growth and value) and well diversified among stocks that are believed to be reasonably valued.

MORGAN STANLEY DEAN WITTER EQUITY FUND

We appreciate your ongoing support of Morgan Stanley Dean Witter Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER EQUITY FUND

FUND PERFORMANCE November 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
------------------------------------------------
PERIOD ENDED 11/30/00
-------------------------
1 Year                      (1.94)%(1) (7.08)%(2)
Since Inception (7/29/98)     7.81%(1)  5.35 %(2)

                CLASS C SHARES+
------------------------------------------------
PERIOD ENDED 11/30/00
-------------------------
1 Year                      (2.70)%(1) (3.67)%(2)
Since Inception (7/29/98)     7.11%(1)  7.11 %(2)

                CLASS B SHARES**
------------------------------------------------
PERIOD ENDED 11/30/00
-------------------------
1 Year                      (2.54)%(1) (7.39)%(2)
Since Inception (7/29/98)     7.03%(1)  5.85 %(2)

                CLASS D SHARES++
------------------------------------------------
PERIOD ENDED 11/30/00
-------------------------
1 Year                      (1.60)%(1)
Since Inception (7/29/98)     8.12%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge (CDSC) for
     Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON AND PREFERRED STOCKS
            (97.9%)
            Aerospace & Defense (1.3%)
  22,100    Boeing Co. ..................  $  1,526,281
 160,600    General Motors Corp. (Class
             H)*.........................     3,491,444
                                           ------------
                                              5,017,725
                                           ------------
            Aluminum (0.4%)
  61,300    Alcoa, Inc. .................     1,727,894
                                           ------------

            Auto Parts: O.E.M. (0.0%)
   2,453    Visteon Corp. ...............        36,488
                                           ------------
            Beverages: Alcoholic (1.2%)
 102,100    Anheuser-Busch Companies,
             Inc. .......................     4,843,369
                                           ------------

            Beverages: Non-Alcoholic (2.5%)
 107,600    Coca Cola Co. ...............     6,738,450
  73,400    PepsiCo, Inc. ...............     3,330,525
                                           ------------
                                             10,068,975
                                           ------------

            Biotechnology (0.8%)
  36,000    Amgen Inc.*..................     2,290,500
  14,500    Genentech, Inc.*.............       986,906
                                           ------------
                                              3,277,406
                                           ------------
            Broadcasting (0.5%)
  43,200    Clear Channel Communications,
             Inc.*.......................     2,181,600
                                           ------------
            Building Products (0.3%)
  64,100    Masco Corp. .................     1,237,931
                                           ------------

            Cable/Satellite TV (0.3%)
  35,100    Comcast Corp. (Class A
             Special)*...................     1,349,156
                                           ------------
            Chemicals: Major Diversified (1.9%)
  79,800    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     3,376,538
 146,200    Rohm & Haas Co. .............     4,349,450
                                           ------------
                                              7,725,988
                                           ------------
            Computer Communications (2.9%)
 244,500    Cisco Systems, Inc.*.........    11,705,438
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Computer Peripherals (2.0%)
  91,600    EMC Corp.*...................  $  6,812,750
  26,300    Network Appliance, Inc.*.....     1,298,563
                                           ------------
                                              8,111,313
                                           ------------
            Computer Processing Hardware
             (4.5%)
  90,900    Compaq Computer Corp. .......     1,954,350
  61,200    Dell Computer Corp.*.........     1,178,100
  51,200    Hewlett-Packard Co. .........     1,619,200
  73,200    International Business
             Machines Corp. .............     6,844,199
  55,700    Palm, Inc. ..................     2,015,644
  56,000    Sun Microsystems, Inc.*......     4,259,500
                                           ------------
                                             17,870,993
                                           ------------
            Contract Drilling (0.9%)
  25,700    ENSCO International Inc. ....       617,537
  36,900    Global Marine, Inc.*.........       809,494
 117,300    R & B Falcon Corp.*..........     2,228,700
                                           ------------
                                              3,655,731
                                           ------------
            Discount Chains (2.8%)
 215,000    Wal-Mart Stores, Inc. .......    11,220,313
                                           ------------

            Drugstore Chains (0.7%)
  49,700    CVS Corp. ...................     2,826,688
                                           ------------

            Electrical Products (0.3%)
  15,500    Emerson Electric Co. ........     1,129,563
                                           ------------

            Electronic Components (0.1%)
  19,900    Solectron Corp. .............       557,200
                                           ------------

            Electronic Equipment/Instruments (0.6%)
  17,700    JDS Uniphase Corp.*..........       886,106
  24,600    Waters Corp. ................     1,582,088
                                           ------------
                                              2,468,194
                                           ------------
            Electronic Production Equipment (0.2%)
  21,400    Applied Materials, Inc.*.....       865,363
                                           ------------

            Electronics/Appliance Stores (1.0%)
  83,400    RadioShack Corp. ............     3,909,375
                                           ------------

            Finance/Rental/Leasing (2.0%)
  25,300    Fannie Mae...................     1,998,700
  60,400    Freddie Mac..................     3,650,425
  37,000    USA Education, Inc. .........     2,141,375
                                           ------------
                                              7,790,500
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued


NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Financial Conglomerates
             (4.0%)
  74,000    American Express Co. ........  $  4,065,375
 235,866    Citigroup, Inc. .............    11,749,074
                                           ------------
                                             15,814,449
                                           ------------
            Food Retail (0.6%)
  39,800    Safeway Inc.*................     2,345,713
                                           ------------
            Food: Major Diversified
             (0.9%)
  38,100    General Mills, Inc. .........     1,566,863
  31,200    Unilever N.V.
             (Netherlands)...............     1,936,350
                                           ------------
                                              3,503,213
                                           ------------
            Home Improvement Chains (0.3%)
  27,750    Home Depot, Inc. (The).......     1,087,453
                                           ------------

            Hospital/Nursing Management (1.2%)
  80,800    HCA - The Healthcare
             Corp. ......................     3,348,150
  28,800    Tenet Healthcare Corp.*......     1,225,800
                                           ------------
                                              4,573,950
                                           ------------
            Household/Personal Care
             (1.5%)
  38,100    Avon Products, Inc. .........     1,585,913
  20,200    Gillette Co. ................       684,275
  19,900    Kimberly-Clark Corp. ........     1,391,756
  31,400    Procter & Gamble Co. ........     2,351,075
                                           ------------
                                              6,013,019
                                           ------------
            Industrial Conglomerates
             (8.5%)
 415,600    General Electric Co. ........    20,598,174
  42,300    Honeywell International,
             Inc. .......................     2,062,125
  15,400    Minnesota Mining &
             Manufacturing Co. ..........     1,538,075
 130,000    Tyco International Ltd.
             (Bermuda)...................     6,857,500
  36,300    United Technologies Corp. ...     2,570,494
                                           ------------
                                             33,626,368
                                           ------------
            Information Technology Services (1.1%)
  37,800    Electronic Data Systems
             Corp. ......................     2,001,038
  68,100    PeopleSoft, Inc. ............     2,264,325
                                           ------------
                                              4,265,363
                                           ------------
            Insurance Brokers/Services (0.6%)
  21,200    Marsh & McLennan Companies,
             Inc. .......................     2,440,650
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Integrated Oil (3.7%)
  28,500    Chevron Corp. ...............  $  2,333,438
  87,600    Exxon Mobil Corp. ...........     7,708,799
  46,500    Royal Dutch Petroleum Co.
             (Netherlands)...............     2,775,468
  37,200    Texaco, Inc. ................     2,159,925
                                           ------------
                                             14,977,630
                                           ------------
            Internet Software/Services (0.9%)
  78,600    America Online, Inc.*........     3,191,946
   8,700    BEA Systems, Inc.*...........       509,494
                                           ------------
                                              3,701,440
                                           ------------
            Investment Banks/Brokers (1.3%)
  17,900    Lehman Brothers Holdings,
             Inc. .......................       887,169
  44,700    Merrill Lynch & Co., Inc. ...     2,587,013
  58,050    Schwab (Charles) Corp. ......     1,607,259
                                           ------------
                                              5,081,441
                                           ------------
            Life/Health Insurance (0.4%)
  19,600    American General Corp. ......     1,468,775
                                           ------------

            Major Banks (3.7%)
  87,300    Bank of America Corp. .......     3,486,544
  76,000    Bank of New York Co.,
             Inc. .......................     4,194,249
  36,800    Bank One Corp. ..............     1,317,900
  88,650    Chase Manhattan Corp.
             (The).......................     3,268,969
  45,100    FleetBoston Financial
             Corp. ......................     1,691,250
   7,400    State Street Corp. ..........       954,600
                                           ------------
                                             14,913,512
                                           ------------
            Major Telecommunications (5.6%)
 110,055    AT&T Corp. ..................     2,159,829
 181,172    SBC Communications, Inc. ....     9,953,136
  41,700    Sprint Corp. (FON Group).....       959,100
 146,100    Verizon Communications.......     8,208,994
  75,803    WorldCom, Inc.*..............     1,132,307
                                           ------------
                                             22,413,366
                                           ------------
            Marine Shipping (0.2%)
  20,100    Tidewater, Inc. .............       814,050
                                           ------------

            Media Conglomerates (2.7%)
  74,300    Disney (Walt) Co. ...........     2,150,056
  78,000    News Corporation Ltd. (The)
             (Pref.) (ADR) (Australia)...     2,379,000
  45,600    Time Warner Inc. ............     2,827,200
  70,200    Viacom, Inc. (Class B)*......     3,588,975
                                           ------------
                                             10,945,231
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued


NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Medical Specialties (0.9%)
  11,600    Baxter International,
             Inc. .......................  $  1,004,125
  52,000    Medtronic, Inc. .............     2,769,000
                                           ------------
                                              3,773,125
                                           ------------
            Medical/Nursing Services (0.6%)
 178,100    Healthsouth Corp.*...........     2,482,269
                                           ------------

            Miscellaneous Manufacturing (0.3%)
  24,800    Dover Corp. .................     1,015,250
                                           ------------

            Motor Vehicles (0.4%)
  69,889    Ford Motor Co. ..............     1,589,975
                                           ------------

            Movies/Entertainment (0.1%)
   9,100    Seagram Co. Ltd. (Canada)....       433,388
                                           ------------

            Multi-Line Insurance (2.2%)
  79,800    American International Group,
             Inc. .......................     7,735,613
  14,700    Hartford Financial Services
             Group, Inc. ................     1,040,025
                                           ------------
                                              8,775,638
                                           ------------
            Oil & Gas Pipelines (0.8%)
  44,900    Coastal Corp. ...............     3,288,925
                                           ------------

            Oilfield Services/Equipment (0.2%)
  22,700    Baker Hughes Inc. ...........       750,519
                                           ------------

            Package Software (3.9%)
   4,833    Avaya, Inc. .................        56,486
 150,200    Microsoft Corp.*.............     8,617,724
 144,400    Oracle Corp.*................     3,826,599
  34,800    Siebel Systems, Inc.*........     2,431,650
   7,000    Veritas Software Corp.*......       682,938
                                           ------------
                                             15,615,397
                                           ------------
            Pharmaceuticals: Major
             (12.9%)
 117,000    Abbott Laboratories..........     6,442,313
  86,800    American Home Products
             Corp. ......................     5,218,850
 104,900    Bristol-Myers Squibb Co. ....     7,270,881
  49,300    Johnson & Johnson............     4,930,000
  10,100    Lilly (Eli) & Co. ...........       946,244
  51,500    Merck & Co., Inc. ...........     4,773,406
 292,000    Pfizer, Inc. ................    12,939,249
  98,800    Pharmacia Corp. .............     6,026,800
  44,900    Schering-Plough Corp. .......     2,517,206
                                           ------------
                                             51,064,949
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Property - Casualty Insurers (1.2%)
  23,000    Chubb Corp. .................  $  1,874,500
  55,300    St. Paul Companies, Inc. ....     2,771,913
                                           ------------
                                              4,646,413
                                           ------------
            Savings Bank (1.4%)
 123,000    Washington Mutual, Inc. .....     5,588,813
                                           ------------

            Semiconductors (3.1%)
 251,800    Intel Corp. .................     9,584,137
   8,600    Maxim Integrated Products,
             Inc.*.......................       438,600
  19,200    Micron Technology, Inc.*.....       604,800
  38,600    Texas Instruments, Inc. .....     1,440,263
  10,200    Xilinx, Inc.*................       397,800
                                           ------------
                                             12,465,600
                                           ------------
            Specialty Telecommunications (0.9%)
  47,400    Global Crossing Ltd.
             (Bermuda)*..................       586,575
  59,000    McLeodUSA, Inc. (Class A)....       800,188
  53,800    Qwest Communications
             International, Inc.*........     2,030,950
                                           ------------
                                              3,417,713
                                           ------------
            Telecommunications Equipment (3.2%)
  30,800    Corning Inc. ................     1,801,800
  59,800    Lucent Technologies Inc. ....       930,638
  57,000    Motorola, Inc. ..............     1,143,563
  27,200    Nokia Corp. (ADR)
             (Finland)...................     1,162,800
 105,000    Nortel Networks Corp. .......     3,963,749
  48,700    QUALCOMM Inc.*...............     3,908,175
                                           ------------
                                             12,910,725
                                           ------------
            Tobacco (0.8%)
  84,000    Philip Morris Companies,
             Inc. .......................     3,207,750
                                           ------------

            Wireless Communications (0.6%)
  42,200    Sprint Corp. (PCS Group)*....       957,413
  42,350    Vodafone Group PLC (ADR)
             (United Kingdom)............     1,450,487
                                           ------------
                                              2,407,900
                                           ------------
            TOTAL COMMON AND PREFERRED
            STOCKS
            (Cost $390,529,010)..........   390,997,175
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS November 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (2.2%)
            U.S. GOVERNMENT AGENCY
$  8,600    Student Loan Marketing Assoc.
             6.43% due 12/01/00 (Cost
             $8,600,000).................  $  8,600,000
                                           ------------

TOTAL INVESTMENTS
(Cost $399,129,010) (b).......  100.1%     $399,597,175

LIABILITIES IN EXCESS OF
OTHER ASSETS..................    (0.1)        (221,637)
                                ------     ------------

NET ASSETS....................  100.0%     $399,375,538
                                ======     ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $40,793,849 and the aggregate gross unrealized depreciation is $40,325,684, resulting in net unrealized appreciation of $468,165.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value (cost
 $399,129,010)............................  $399,597,175
Cash......................................        56,098
Receivable for:
    Investments sold......................    10,125,840
    Shares of beneficial interest sold....       511,157
    Dividends.............................       429,967
Prepaid expenses and other assets.........       131,232
                                            ------------
    TOTAL ASSETS..........................   410,851,469
                                            ------------
LIABILITIES:
Payable for:
    Investments purchased.................    10,457,454
    Shares of beneficial interest
     repurchased..........................       344,713
    Plan of distribution fee..............       329,063
    Investment management fee.............       293,299
Accrued expenses and other payables.......        51,402
                                            ------------
    TOTAL LIABILITIES.....................    11,475,931
                                            ------------
    NET ASSETS............................  $399,375,538
                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $361,802,362
Net unrealized appreciation...............       468,165
Net investment loss.......................    (1,893,576)
Accumulated undistributed net realized
 gain.....................................    38,998,587
                                            ------------
    NET ASSETS............................  $399,375,538
                                            ============
CLASS A SHARES:
Net Assets................................   $12,657,802
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................     1,066,958
    NET ASSET VALUE PER SHARE.............        $11.86
                                            ============
    MAXIMUM OFFERING PRICE PER SHARE, (net
     asset value plus 5.54% of net asset
     value)...............................        $12.52
                                            ============
CLASS B SHARES:
                                            $354,356,465
Net Assets................................
Shares Outstanding (unlimited authorized,     30,399,969
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $11.66
                                            ============
CLASS C SHARES:
                                             $23,289,941
Net Assets................................
Shares Outstanding (unlimited authorized,      1,994,322
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $11.68
                                            ============
CLASS D SHARES:
                                              $9,071,330
Net Assets................................
Shares Outstanding (unlimited authorized,        759,964
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $11.94
                                            ============

STATEMENT OF OPERATIONS
For the six months ended November 30, 2000 (unaudited)
NET INVESTMENT LOSS:
INCOME
Dividends (net of $1,878 foreign
 withholding tax)........................  $  1,891,582
Interest.................................       493,158
                                           ------------

    TOTAL INCOME.........................     2,384,740
                                           ------------

EXPENSES
Plan of distribution fee (Class A
 shares).................................        16,861
Plan of distribution fee (Class B
 shares).................................     1,938,311
Plan of distribution fee (Class C
 shares).................................       127,588
Investment management fee................     1,846,472
Transfer agent fees and expenses.........       217,729
Shareholder reports and notices..........        40,404
Professional fees........................        32,238
Custodian fees...........................        26,601
Registration fees........................        23,884
Trustees' fees and expenses..............         5,505
Other....................................         2,723
                                           ------------

    TOTAL EXPENSES.......................     4,278,316
                                           ------------

    NET INVESTMENT LOSS..................    (1,893,576)
                                           ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss........................    (5,691,058)
Net change in unrealized appreciation....   (28,776,410)
                                           ------------

    NET LOSS.............................   (34,467,468)
                                           ------------

NET DECREASE.............................  $(36,361,044)
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED          ENDED
                                                       NOVEMBER 30, 2000   MAY 31, 2000
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss..................................    $ (1,893,576)     $ (3,510,693)
Net realized gain (loss).............................      (5,691,058)       48,901,924
Net change in unrealized appreciation................     (28,776,410)      (14,053,513)
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................     (36,361,044)       31,337,718
                                                         ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.......................................              --           (56,992)
Class B shares.......................................              --        (1,843,858)
Class C shares.......................................              --          (108,119)
Class D shares.......................................              --            (5,936)
                                                         ------------      ------------

    TOTAL DISTRIBUTIONS..............................              --        (2,014,905)
                                                         ------------      ------------

Net increase from transactions in shares of
 beneficial interest.................................      18,988,906        90,334,680
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................     (17,372,138)      119,657,493

NET ASSETS:
Beginning of period..................................     416,747,676       297,090,183
                                                         ------------      ------------
    END OF PERIOD
    (Including a net investment loss of $1,893,576
    and $0, respectively)............................    $399,375,538      $416,747,676
                                                         ============      ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities. The Fund was organized as a Massachusetts business trust on April 6, 1998 and commenced operations on July 29, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other stock exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. ("the Investment Manager") or Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued


based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.85% to the portion of daily net assets not exceeding $500 million; 0.825% to the portion of daily net assets exceeding $500 million but not exceeding $1.0 billion; and 080% to the portion of daily net assets in excess of $1.0 billion.

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued


Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,385,787 at November 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued


shares of $367,286 and $4,705, respectively and received $31,604 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                FOR THE YEAR
                                                                    MONTHS ENDED                    ENDED
                                                                  NOVEMBER 30, 2000             MAY 31, 2000
                                                              -------------------------   -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
CLASS A SHARES
Sold........................................................     166,054   $  2,199,578      680,622   $  8,450,081
Reinvestment of distributions...............................          --             --        4,491         56,008
Redeemed....................................................     (68,042)      (887,683)    (390,693)    (4,809,851)
                                                              ----------   ------------   ----------   ------------
Net increase - Class A......................................      98,012      1,311,895      294,420      3,696,238
                                                              ----------   ------------   ----------   ------------
CLASS B SHARES
Sold........................................................   3,315,677     43,017,805   11,552,357    142,064,646
Reinvestment of distributions...............................          --             --      138,513      1,709,254
Redeemed....................................................  (2,368,136)   (30,648,157)  (5,628,367)   (69,821,299)
                                                              ----------   ------------   ----------   ------------
Net increase - Class B......................................     947,541     12,369,648    6,062,503     73,952,601
                                                              ----------   ------------   ----------   ------------
CLASS C SHARES
Sold........................................................     244,105      3,176,465    1,000,623     12,393,231
Reinvestment of distributions...............................          --             --        8,374        103,671
Redeemed....................................................    (191,021)    (2,479,705)    (412,853)    (5,078,743)
                                                              ----------   ------------   ----------   ------------
Net increase - Class C......................................      53,084        696,760      596,144      7,418,159
                                                              ----------   ------------   ----------   ------------
CLASS D SHARES
Sold........................................................     459,878      6,100,087      794,026     10,366,417
Reinvestment of distributions...............................          --             --          397          4,971
Redeemed....................................................    (112,290)    (1,489,484)    (387,873)    (5,103,706)
                                                              ----------   ------------   ----------   ------------
Net increase - Class D......................................     347,588      4,610,603      406,550      5,267,682
                                                              ----------   ------------   ----------   ------------
Net increase in Fund........................................   1,446,225   $ 18,988,906    7,359,617   $ 90,334,680
                                                              ==========   ============   ==========   ============

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2000 (unaudited) continued


5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2000 aggregated $346,150,772 and $323,431,775, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent.

6. FEDERAL INCOME TAX STATUS

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                 FOR THE PERIOD
                                                                 FOR THE SIX      FOR THE YEAR   JULY 29, 1998*
                                                                MONTHS ENDED         ENDED          THROUGH
                                                              NOVEMBER 30, 2000   MAY 31, 2000    MAY 31, 1999
---------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $12.88           $11.76          $10.00
                                                                    ------           ------          ------

Income (loss) from investment operations:
 Net investment income (loss)...............................         (0.01)           (0.03)           0.01
 Net realized and unrealized gain (loss)....................         (1.01)            1.22            1.75
                                                                    ------           ------          ------

Total income (loss) from investment operations..............         (1.02)            1.19            1.76
                                                                    ------           ------          ------

Less distributions from net realized gain...................            --            (0.07)             --
                                                                    ------           ------          ------

Net asset value, end of period..............................        $11.86           $12.88          $11.76
                                                                    ======           ======          ======

TOTAL RETURN+...............................................         (7.92)%(1)       10.12 %         17.60%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................          1.26 %(2)        1.29 %          1.38%(2)

Net investment income (loss)................................         (0.16)%(2)       (0.25)%          0.07%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $12,658          $12,483          $7,933

Portfolio turnover rate.....................................            78 %(1)         184 %            80%(1)

---------------------
 *  Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                                                 FOR THE PERIOD
                                                                 FOR THE SIX      FOR THE YEAR   JULY 29, 1998*
                                                                MONTHS ENDED         ENDED          THROUGH
                                                              NOVEMBER 30, 2000   MAY 31, 2000    MAY 31, 1999
---------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $12.71           $11.69          $10.00
                                                                    ------           ------          ------

Income (loss) from investment operations:
 Net investment loss........................................         (0.06)           (0.12)          (0.07)
 Net realized and unrealized gain (loss)....................         (0.99)            1.21            1.76
                                                                    ------           ------          ------

Total income (loss) from investment operations..............         (1.05)            1.09            1.69
                                                                    ------           ------          ------

Less distributions from net realized gain...................            --            (0.07)             --
                                                                    ------           ------          ------

Net asset value, end of period..............................        $11.66           $12.71          $11.69
                                                                    ======           ======          ======

TOTAL RETURN+...............................................         (8.26)%(1)        9.32 %         16.90 %(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................          2.01 %(2)        2.04 %          2.13 %(2)

Net investment loss.........................................         (0.91)%(2)       (1.00)%         (0.68)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $354,356         $374,215        $273,345

Portfolio turnover rate.....................................            78 %(1)         184 %            80 %(1)

---------------------
 *  Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                                                 FOR THE PERIOD
                                                                 FOR THE SIX      FOR THE YEAR   JULY 29, 1998*
                                                                MONTHS ENDED         ENDED          THROUGH
                                                              NOVEMBER 30, 2000   MAY 31, 2000    MAY 31, 1999
---------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $12.73           $11.70          $10.00
                                                                    ------           ------          ------
Income (loss) from investment operations:
 Net investment loss........................................         (0.06)           (0.12)          (0.04)
 Net realized and unrealized gain (loss)....................         (0.99)            1.22            1.74
                                                                    ------           ------          ------

Total income (loss) from investment operations..............         (1.05)            1.10            1.70
                                                                    ------           ------          ------

Less distributions from net realized gain...................            --            (0.07)             --
                                                                    ------           ------          ------

Net asset value, end of period..............................        $11.68           $12.73          $11.70
                                                                    ======           ======          ======

TOTAL RETURN+...............................................         (8.25)%(1)        9.31 %         17.10 %(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................          2.01 %(2)        2.04 %          1.91 %(2)

Net investment loss.........................................         (0.91)%(2)       (1.00)%         (0.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $23,290          $24,711         $15,744

Portfolio turnover rate.....................................            78 %(1)         184 %            80 %(1)

---------------------
 *  Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                                                 FOR THE PERIOD
                                                                 FOR THE SIX      FOR THE YEAR   JULY 29, 1998*
                                                                MONTHS ENDED         ENDED          THROUGH
                                                              NOVEMBER 30, 2000   MAY 31, 2000    MAY 31, 1999
---------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $12.95            $11.79          $10.00
                                                                   ------            ------          ------

Income (loss) from investment operations:
 Net investment income (loss)...............................         0.01             (0.01)           0.03
 Net realized and unrealized gain (loss)....................        (1.02)             1.24            1.76
                                                                   ------            ------          ------

Total income (loss) from investment operations..............        (1.01)             1.23            1.79
                                                                   ------            ------          ------

Less distributions from net realized gain...................           --             (0.07)             --
                                                                   ------            ------          ------

Net asset value, end of period..............................       $11.94            $12.95          $11.79
                                                                   ======            ======          ======

TOTAL RETURN+...............................................        (7.80)%(1)        10.43%          17.90%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................         1.01 %(2)         1.04%           1.13%(2)

Net investment income.......................................         0.09 %(2)         0.00%           0.32%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $9,071            $5,339             $69
Portfolio turnover rate.....................................           78 %(1)          184%             80%(1)

---------------------
 *  Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
EQUITY FUND

Semiannual Report
November 30, 2000